SCOPE OF CONSOLIDATION - Allowance for Doubtful Accounts (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	€ 21,993	€ 19,174
Cost of sales	1,650,860	1,579,690	€ 1,498,806
Selling, general and administrative costs	329,065	295,242	338,626
Trade receivables
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	21,993	19,174	18,371
Provision	3,231	3,504
Loans to consumers [member]
Disclosure of financial assets [line items]
Allowance account for credit losses of financial assets	6,948	11,556	€ 18,671
Provision	€ 3,530	€ 2,455